Financial Risk Management - Summary of Gross Carrying Amounts of Each Financial Asset Except for Accounts Receivable Trade and Derivative Financial Asset (Detail) ₩ in Millions	Dec. 31, 2019 KRW (₩)
Financial assets at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Gross amount	₩ 541,146
Carrying amount	541,146
Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Gross amount	4,627
Carrying amount	4,627
Financial assets at amortised cost [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Gross amount	1,887,321
Loss allowance	(4,241)
Carrying amount	1,883,080
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of credit risk exposure [line items]
Gross amount	49,360
Loss allowance	(8,704)
Carrying amount	40,656
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of credit risk exposure [line items]
Gross amount	123,196
Loss allowance	(83,953)
Carrying amount	₩ 39,243